Debt, textuals 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Maturities of Long-term Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 79,288
Long-term Debt, Maturities, Repayments of Principal in Year Two	200,689
Long-term Debt, Maturities, Repayments of Principal in Year Three	49,930
Long-term Debt, Maturities, Repayments of Principal in Year Four	27,242
Long-term Debt, Maturities, Repayments of Principal in Year Five	38,992
Long-term Debt, Maturities, Repayments of Principal after Year Five	89,867
Total debt outstanding	$ 486,008	$ 433,096